Quarterly Holdings Report
for
Fidelity® Series Emerging Markets Debt Local Currency Fund
September 30, 2025
LCC-NPRT3-1125
1.9899865.104
Foreign Government and Government Agency Obligations - 84.2%
		Principal Amount (a)	Value ($)
BRAZIL - 7.6%
Brazilian Federative Republic 10% 1/1/2027	BRL	38,000,000	6,834,832
Brazilian Federative Republic 10% 1/1/2029	BRL	34,000,000	5,869,628
Brazilian Federative Republic 10% 1/1/2031	BRL	19,250,000	3,165,232
Brazilian Federative Republic 10% 1/1/2033	BRL	19,450,000	3,080,147
Brazilian Federative Republic 10% 1/1/2035	BRL	16,000,000	2,459,955
Brazilian Federative Republic Treasury Bills 0% 1/1/2029 (b)	BRL	11,000,000	1,380,167
Brazilian Federative Republic Treasury Bills 0% 1/1/2030 (b)	BRL	30,250,000	3,339,431
Brazilian Federative Republic Treasury Bills 0% 7/1/2026 (b)	BRL	25,250,000	4,289,529
Brazilian Federative Republic Treasury Bills 0% 7/1/2027 (b)	BRL	17,000,000	2,558,854
Brazilian Federative Republic Treasury Bills 0% 7/1/2028 (b)	BRL	19,500,000	2,606,095
TOTAL BRAZIL			35,583,870
CHILE - 1.2%
Chilean Republic 5% 3/1/2035	CLP	2,250,000,000	2,243,472
Chilean Republic 6% 1/1/2043	CLP	675,000,000	725,390
Chilean Republic 6% 4/1/2033 (c)(d)	CLP	2,650,000,000	2,828,664
TOTAL CHILE			5,797,526
CHINA - 3.8%
Peoples Republic of China 1.88% 4/25/2055	CNY	16,000,000	2,112,516
Peoples Republic of China 2.04% 11/25/2034	CNY	25,500,000	3,639,506
Peoples Republic of China 2.57% 5/20/2054	CNY	11,750,000	1,756,194
Peoples Republic of China 2.68% 5/21/2030	CNY	23,500,000	3,453,121
Peoples Republic of China 2.88% 2/25/2033	CNY	28,000,000	4,239,587
Peoples Republic of China 3.12% 10/25/2052	CNY	13,250,000	2,179,954
Peoples Republic of China 3.81% 9/14/2050	CNY	1,950,000	354,706
TOTAL CHINA			17,735,584
COLOMBIA - 4.4%
Colombian Republic 12.75% 11/28/2040	COP	7,000,000,000	1,866,410
Colombian Republic 5.75% 11/3/2027	COP	21,950,000,000	5,226,161
Colombian Republic 6% 4/28/2028	COP	1,850,000,000	431,036
Colombian Republic 7% 3/26/2031	COP	5,000,000,000	1,062,933
Colombian Republic 7% 6/30/2032	COP	14,550,000,000	2,965,959
Colombian Republic 7.25% 10/18/2034	COP	12,750,000,000	2,504,040
Colombian Republic 7.25% 10/26/2050	COP	13,000,000,000	2,128,036
Colombian Republic 9.25% 5/28/2042	COP	19,650,000,000	4,088,876
TOTAL COLOMBIA			20,273,451
CZECH REPUBLIC - 4.2%
Czech Republic 0.95% 5/15/2030 (c)	CZK	175,750,000	7,395,946
Czech Republic 1.2% 3/13/2031	CZK	185,120,000	7,657,987
Czech Republic 1.5% 4/24/2040	CZK	21,500,000	680,518
Czech Republic 1.95% 7/30/2037	CZK	38,500,000	1,401,768
Czech Republic 2% 10/13/2033	CZK	35,500,000	1,431,327
Czech Republic 2.75% 7/23/2029	CZK	26,000,000	1,202,431
TOTAL CZECH REPUBLIC			19,769,977
DOMINICAN REPUBLIC - 0.7%
Dominican Republic 10.75% 6/1/2036 (c)	DOP	51,000,000	887,911
Dominican Republic 13.625% 2/3/2033 (d)	DOP	38,500,000	743,574
Dominican Republic 9.75% 6/5/2026 (c)	DOP	88,500,000	1,415,326
TOTAL DOMINICAN REPUBLIC			3,046,811
EGYPT - 1.3%
Arab Republic of Egypt 14.556% 10/13/2027	EGP	36,000,000	646,492
Arab Republic of Egypt 16.1% 5/7/2029	EGP	12,000,000	210,344
Arab Republic of Egypt Treasury Bills 0% 12/9/2025 (b)	EGP	100,525,000	1,989,723
Arab Republic of Egypt Treasury Bills 0% 2/24/2026 (b)	EGP	132,000,000	2,490,869
Arab Republic of Egypt Treasury Bills 0% 2/3/2026 (b)	EGP	30,000,000	573,934
TOTAL EGYPT			5,911,362
HUNGARY - 2.7%
Hungary Government 2% 5/23/2029	HUF	275,000,000	712,035
Hungary Government 2.25% 4/20/2033	HUF	680,000,000	1,516,002
Hungary Government 2.75% 12/22/2026	HUF	969,000,000	2,803,880
Hungary Government 3.25% 10/22/2031	HUF	110,000,000	279,215
Hungary Government 4.75% 11/24/2032	HUF	425,000,000	1,141,234
Hungary Government 6.75% 10/22/2028	HUF	2,053,000,000	6,234,644
TOTAL HUNGARY			12,687,010
INDIA - 7.2%
Republic of India 6.54% 1/17/2032	INR	264,000,000	2,978,367
Republic of India 6.67% 12/17/2050	INR	475,000,000	5,031,811
Republic of India 6.79% 10/7/2034	INR	440,000,000	5,004,870
Republic of India 7.1% 4/18/2029	INR	85,000,000	987,129
Republic of India 7.1% 4/8/2034	INR	175,000,000	2,027,052
Republic of India 7.17% 4/17/2030	INR	94,500,000	1,097,870
Republic of India 7.18% 7/24/2037	INR	471,500,000	5,445,985
Republic of India 7.18% 8/14/2033	INR	190,000,000	2,207,994
Republic of India 7.3% 6/19/2053	INR	535,500,000	6,093,206
Republic of India 7.32% 11/13/2030	INR	136,500,000	1,604,807
Republic of India 7.38% 6/20/2027	INR	90,000,000	1,038,961
TOTAL INDIA			33,518,052
INDONESIA - 8.6%
Indonesia Government 6.375% 4/15/2032	IDR	55,500,000,000	3,409,778
Indonesia Government 6.5% 2/15/2031	IDR	65,000,000,000	4,052,505
Indonesia Government 6.5% 7/15/2030	IDR	46,750,000,000	2,912,208
Indonesia Government 6.625% 2/15/2034	IDR	89,000,000,000	5,417,643
Indonesia Government 6.75% 7/15/2035	IDR	17,000,000,000	1,045,571
Indonesia Government 6.875% 4/15/2029	IDR	24,500,000,000	1,542,148
Indonesia Government 7% 2/15/2033	IDR	29,000,000,000	1,822,938
Indonesia Government 7% 9/15/2030	IDR	16,250,000,000	1,033,289
Indonesia Government 7.125% 6/15/2038	IDR	15,500,000,000	961,716
Indonesia Government 7.125% 6/15/2042	IDR	24,750,000,000	1,527,470
Indonesia Government 7.125% 6/15/2043	IDR	11,000,000,000	676,606
Indonesia Government 7.5% 4/15/2040	IDR	58,250,000,000	3,697,582
Indonesia Government 8.25% 5/15/2029	IDR	91,500,000,000	6,011,243
Indonesia Government 8.25% 5/15/2036	IDR	51,000,000,000	3,479,775
Indonesia Government 8.375% 3/15/2034	IDR	34,788,000,000	2,354,497
TOTAL INDONESIA			39,944,969
KOREA (SOUTH) - 0.2%
Korean Republic 3.5% 6/10/2034	KRW	1,500,000,000	1,110,443
MALAYSIA - 8.1%
Malaysia Government 2.632% 4/15/2031	MYR	5,000,000	1,145,503
Malaysia Government 3.336% 5/15/2030	MYR	4,250,000	1,015,198
Malaysia Government 3.519% 4/20/2028	MYR	11,250,000	2,698,998
Malaysia Government 3.582% 7/15/2032	MYR	20,500,000	4,921,437
Malaysia Government 3.757% 5/22/2040	MYR	250,000	59,584
Malaysia Government 3.828% 7/5/2034	MYR	23,300,000	5,678,922
Malaysia Government 3.885% 8/15/2029	MYR	13,000,000	3,165,130
Malaysia Government 4.054% 4/18/2039	MYR	4,000,000	989,474
Malaysia Government 4.065% 6/15/2050	MYR	17,000,000	4,117,809
Malaysia Government 4.127% 4/15/2032	MYR	2,000,000	495,153
Malaysia Government 4.18% 5/16/2044	MYR	5,000,000	1,243,317
Malaysia Government 4.457% 3/31/2053	MYR	4,500,000	1,152,133
Malaysia Government 4.504% 4/30/2029	MYR	9,750,000	2,418,398
Malaysia Government 4.642% 11/7/2033	MYR	4,250,000	1,092,160
Malaysia Government 4.696% 10/15/2042	MYR	12,700,000	3,351,762
Malaysia Government 4.736% 3/15/2046	MYR	4,500,000	1,196,609
Malaysia Government 4.762% 4/7/2037	MYR	8,750,000	2,301,675
Malaysia Government 4.893% 6/8/2038	MYR	2,000,000	535,131
TOTAL MALAYSIA			37,578,393
MEXICO - 8.7%
United Mexican States 10% 11/20/2036	MXN	10,000,000	590,456
United Mexican States 7.5% 5/26/2033	MXN	113,000,000	5,814,608
United Mexican States 7.5% 6/3/2027	MXN	17,250,000	941,631
United Mexican States 7.75% 11/13/2042	MXN	151,250,000	7,164,524
United Mexican States 7.75% 11/23/2034	MXN	100,500,000	5,179,233
United Mexican States 8% 7/31/2053	MXN	92,000,000	4,352,185
United Mexican States 8.5% 11/18/2038	MXN	26,000,000	1,361,715
United Mexican States 8.5% 2/28/2030	MXN	18,000,000	992,592
United Mexican States 8.5% 5/31/2029	MXN	249,750,000	13,816,269
TOTAL MEXICO			40,213,213
PERU - 2.2%
Peruvian Republic 5.35% 8/12/2040	PEN	2,250,000	573,289
Peruvian Republic 5.4% 8/12/2034	PEN	1,850,000	515,476
Peruvian Republic 6.15% 8/12/2032	PEN	3,750,000	1,143,604
Peruvian Republic 6.85% 8/12/2035 (c)(d)	PEN	4,750,000	1,445,191
Peruvian Republic 6.9% 8/12/2037	PEN	4,250,000	1,279,492
Peruvian Republic 6.95% 8/12/2031	PEN	11,500,000	3,666,274
Peruvian Republic 7.3% 8/12/2033 (c)(d)	PEN	1,750,000	561,377
Peruvian Republic 7.6% 8/12/2039 (c)(d)	PEN	3,250,000	1,023,078
TOTAL PERU			10,207,781
POLAND - 4.8%
Republic of Poland 1.25% 10/25/2030	PLN	11,700,000	2,706,389
Republic of Poland 1.75% 4/25/2032	PLN	9,750,000	2,195,531
Republic of Poland 2.75% 10/25/2029	PLN	15,750,000	4,033,342
Republic of Poland 4.75% 7/25/2029	PLN	8,750,000	2,414,751
Republic of Poland 5% 1/25/2030	PLN	7,900,000	2,193,064
Republic of Poland 5% 10/25/2034	PLN	10,500,000	2,812,682
Republic of Poland 5% 10/25/2035	PLN	2,500,000	662,251
Republic of Poland 6% 10/25/2033	PLN	11,500,000	3,315,609
Republic of Poland 7.5% 7/25/2028	PLN	6,000,000	1,783,067
TOTAL POLAND			22,116,686
ROMANIA - 3.8%
Romanian Republic 3.25% 6/24/2026	RON	16,500,000	3,717,624
Romanian Republic 3.65% 9/24/2031	RON	4,500,000	857,864
Romanian Republic 4.25% 4/28/2036	RON	2,500,000	449,708
Romanian Republic 4.75% 10/11/2034	RON	2,750,000	530,491
Romanian Republic 5% 2/12/2029	RON	29,950,000	6,436,754
Romanian Republic 5.8% 7/26/2027	RON	5,750,000	1,297,182
Romanian Republic 6.7% 2/25/2032	RON	3,750,000	835,525
Romanian Republic 6.85% 7/29/2030	RON	5,000,000	1,131,118
Romanian Republic 7.2% 10/30/2033	RON	10,500,000	2,411,480
TOTAL ROMANIA			17,667,746
SOUTH AFRICA - 6.7%
South African Republic 11.625% 3/31/2053	ZAR	17,000,000	1,114,251
South African Republic 6.25% 3/31/2036	ZAR	49,500,000	2,271,443
South African Republic 6.5% 2/28/2041	ZAR	30,000,000	1,257,894
South African Republic 7% 2/28/2031	ZAR	43,750,000	2,402,642
South African Republic 8% 1/31/2030	ZAR	86,750,000	5,040,105
South African Republic 8.25% 3/31/2032	ZAR	17,750,000	1,014,240
South African Republic 8.5% 1/31/2037	ZAR	80,000,000	4,264,241
South African Republic 8.75% 2/28/2048	ZAR	128,750,000	6,442,606
South African Republic 8.875% 2/28/2035	ZAR	126,750,000	7,210,444
TOTAL SOUTH AFRICA			31,017,866
THAILAND - 4.3%
Kingdom of Thailand 1.585% 12/17/2035	THB	127,750,000	3,987,340
Kingdom of Thailand 1.6% 6/17/2035	THB	175,750,000	5,496,758
Kingdom of Thailand 2% 6/17/2042	THB	66,000,000	2,071,489
Kingdom of Thailand 2.875% 6/17/2046	THB	44,400,000	1,544,660
Kingdom of Thailand 3.3% 6/17/2038	THB	15,750,000	577,827
Kingdom of Thailand 3.39% 6/17/2037	THB	72,500,000	2,677,104
Kingdom of Thailand 3.45% 6/17/2043	THB	91,000,000	3,453,421
TOTAL THAILAND			19,808,599
TURKEY - 2.8%
Turkish Republic 10.5% 8/11/2027	TRY	27,500,000	446,830
Turkish Republic 12.6% 10/1/2025	TRY	160,250,000	3,854,271
Turkish Republic 17.3% 7/19/2028	TRY	35,500,000	606,701
Turkish Republic 17.8% 7/13/2033	TRY	23,500,000	375,654
Turkish Republic 26.2% 10/5/2033	TRY	61,500,000	1,363,984
Turkish Republic 30% 9/12/2029	TRY	55,250,000	1,224,537
Turkish Republic 31.08% 11/8/2028	TRY	77,500,000	1,753,209
Turkish Republic 36% 8/12/2026	TRY	104,250,000	2,476,039
Turkish Republic 37.84% 7/14/2027	TRY	42,500,000	1,039,060
TOTAL TURKEY			13,140,285
URUGUAY - 0.7%
Uruguay Republic 8.25% 5/21/2031	UYU	31,500,000	796,488
Uruguay Republic 8.5% 3/15/2028 (c)	UYU	60,025,000	1,526,411
Uruguay Republic 9.75% 7/20/2033	UYU	34,298,120	941,277
TOTAL URUGUAY			3,264,176
UZBEKISTAN - 0.2%
Republic of Uzbekistan 15.5% 2/25/2028 (c)	UZS	13,410,000,000	1,157,746
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $378,785,700)			391,551,546

Non-Convertible Corporate Bonds - 2.4%
		Principal Amount (a)	Value ($)
MULTI-NATIONAL - 2.4%
Financials - 2.4%
Banks - 1.8%
Corp Andina de Fomento 7.65% 3/5/2031 (c)	INR	234,500,000	2,666,493
European Bank for Reconstruction & Development 6.25% 4/11/2028	INR	75,000,000	836,175
Inter-American Development Bank 5.1% 11/17/2026	IDR	15,000,000,000	896,357
Inter-American Development Bank 7% 1/25/2029	INR	170,000,000	1,929,679
Inter-American Development Bank 7.35% 10/6/2030	INR	170,000,000	1,959,222
			8,287,926
Financial Services - 0.6%
International Bank for Reconstruction & Development 10% 9/16/2026	KZT	550,000,000	942,921
International Bank for Reconstruction & Development 7.05% 7/22/2029	INR	172,000,000	1,955,203
			2,898,124
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $11,888,617)			11,186,050

U.S. Treasury Obligations - 0.5%
	Yield (%) (f)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 11/13/2025 (g) (Cost $2,189,192)	4.20	2,200,000	2,189,443

Money Market Funds - 9.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h) (Cost $45,642,668)	4.21	45,633,541	45,642,668

TOTAL INVESTMENT IN SECURITIES - 96.9% (Cost $438,506,177)	450,569,707
NET OTHER ASSETS (LIABILITIES) - 3.1% (e)	14,629,887
NET ASSETS - 100.0%	465,199,594

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

BRL	4,710,000	USD	852,455	BNP Paribas SA	11/13/2025	23,327
BRL	10,693,000	USD	1,986,070	Bank of America NA	11/13/2025	2,195
BRL	7,815,000	USD	1,448,161	Bank of America NA	11/13/2025	4,967
BRL	4,896,000	USD	872,914	Bank of America NA	11/13/2025	37,452
BRL	6,218,000	USD	1,124,209	Bank of America NA	11/13/2025	31,971
CLP	1,193,983,000	USD	1,220,268	BNP Paribas SA	11/13/2025	21,752
CLP	1,733,220,000	USD	1,810,624	Goldman Sachs Bank USA	11/13/2025	(7,673)
CNY	8,393,000	USD	1,186,985	Citibank NA	11/13/2025	(4,948)
CNY	127,565,000	USD	17,964,371	Goldman Sachs Bank USA	11/13/2025	1,384
CNY	5,577,000	USD	788,659	Goldman Sachs Bank USA	11/13/2025	(3,216)
CNY	13,535,000	USD	1,910,320	State Street Bank & Trust Co	11/13/2025	(4,104)
COP	8,859,600,000	USD	2,266,462	Goldman Sachs Bank USA	11/13/2025	(19,411)
COP	5,490,900,000	USD	1,347,956	Goldman Sachs Bank USA	11/13/2025	44,695
CZK	48,039,000	USD	2,321,244	Bank of America NA	11/13/2025	(2,169)
CZK	41,965,000	USD	1,993,028	Bank of America NA	11/13/2025	32,826
CZK	74,903,000	USD	3,611,633	HSBC Bank USA NA	11/13/2025	4,297
EUR	986,000	USD	1,162,211	JPMorgan Chase Bank NA	11/13/2025	(1,605)
HUF	941,582,000	USD	2,804,667	Bank of America NA	11/13/2025	22,200
HUF	406,364,000	USD	1,226,421	Bank of America NA	11/13/2025	(6,414)
IDR	30,598,300,000	USD	1,831,685	Bank of America NA	11/13/2025	3,723
IDR	22,590,500,000	USD	1,347,882	Bank of America NA	11/13/2025	7,187
IDR	90,006,500,000	USD	5,392,840	Bank of America NA	11/13/2025	6,110
INR	93,096,000	USD	1,051,932	BNP Paribas SA	11/13/2025	(6,555)
INR	89,518,000	USD	1,018,871	Citibank NA	11/13/2025	(13,671)
INR	132,380,000	USD	1,507,745	Citibank NA	11/13/2025	(21,247)
INR	194,520,000	USD	2,218,016	Goldman Sachs Bank USA	11/13/2025	(33,746)
INR	170,011,000	USD	1,949,891	Royal Bank of Canada	11/13/2025	(40,833)
INR	108,940,000	USD	1,241,411	State Street Bank & Trust Co	11/13/2025	(18,121)
KRW	1,649,700,000	USD	1,180,930	Goldman Sachs Bank USA	11/13/2025	(3,834)
KRW	3,129,700,000	USD	2,280,790	Royal Bank of Canada	11/13/2025	(47,683)
KRW	3,229,300,000	USD	2,293,700	State Street Bank & Trust Co	11/13/2025	10,474
KZT	705,061,000	USD	1,274,283	Citibank NA	11/13/2025	(7,203)
MXN	24,395,000	USD	1,287,712	BNP Paribas SA	11/13/2025	38,193
MXN	36,635,000	USD	1,988,656	Goldman Sachs Bank USA	11/13/2025	2,511
MXN	45,069,000	USD	2,444,479	Goldman Sachs Bank USA	11/13/2025	5,088
MXN	128,748,000	USD	6,813,296	JPMorgan Chase Bank NA	11/13/2025	184,351
MXN	45,810,000	USD	2,473,062	State Street Bank & Trust Co	11/13/2025	16,781
MYR	4,935,000	USD	1,174,301	Goldman Sachs Bank USA	11/13/2025	299
MYR	14,554,000	USD	3,477,243	Goldman Sachs Bank USA	11/13/2025	(13,183)
MYR	10,391,000	USD	2,467,585	State Street Bank & Trust Co	11/13/2025	5,621
MYR	6,844,000	USD	1,628,090	State Street Bank & Trust Co	11/13/2025	880
PEN	4,667,000	USD	1,312,098	BNP Paribas SA	11/13/2025	30,565
PEN	1,066,000	USD	307,550	Goldman Sachs Bank USA	11/13/2025	(870)
PLN	9,138,000	USD	2,491,396	BNP Paribas SA	11/13/2025	21,187
PLN	3,710,000	USD	1,002,440	Bank of America NA	11/13/2025	17,661
PLN	6,198,000	USD	1,657,300	Bank of America NA	11/13/2025	46,901
PLN	1,796,000	USD	490,800	Canadian Imperial Bank of Commerce	11/13/2025	3,027
PLN	26,603,000	USD	7,355,844	JPMorgan Chase Bank NA	11/13/2025	(41,088)
RON	5,179,000	USD	1,182,525	Bank of America NA	11/13/2025	10,763
RON	6,016,000	USD	1,379,570	Goldman Sachs Bank USA	11/13/2025	6,571
RON	4,882,000	USD	1,122,499	Goldman Sachs Bank USA	11/13/2025	2,358
THB	54,791,000	USD	1,704,085	JPMorgan Chase Bank NA	11/13/2025	(9,496)
THB	38,108,000	USD	1,185,239	JPMorgan Chase Bank NA	11/13/2025	(6,626)
THB	49,165,000	USD	1,550,873	JPMorgan Chase Bank NA	11/13/2025	(30,286)
THB	450,839,000	USD	14,006,662	JPMorgan Chase Bank NA	11/13/2025	(63,006)
USD	1,190,797	BRL	6,326,935	CITI BRAZIL	10/1/2025	2,026
USD	1,331,124	BRL	7,181,000	Citibank NA	11/13/2025	(4,117)
USD	4,658,017	BRL	26,710,000	Citibank NA	11/13/2025	(308,463)
USD	1,297,003	CLP	1,250,000,000	BNP Paribas SA	11/13/2025	(3,287)
USD	2,423,923	CLP	2,369,870,000	BNP Paribas SA	11/13/2025	(41,291)
USD	936,494	CLP	909,495,000	Citibank NA	11/13/2025	(9,592)
USD	1,134,866	CLP	1,093,103,000	Citibank NA	11/13/2025	(2,215)
USD	1,791,003	CNY	12,700,000	Royal Bank of Canada	11/13/2025	2,384
USD	2,109,610	COP	8,320,300,000	BNP Paribas SA	11/13/2025	(660)
USD	1,592,788	COP	6,708,300,000	BNP Paribas SA	11/13/2025	(108,632)
USD	1,137,447	COP	4,655,000,000	Citibank NA	11/13/2025	(43,196)
USD	2,169,329	COP	8,827,000,000	Citibank NA	11/13/2025	(69,454)
USD	805,447	CZK	16,945,000	Bank of America NA	11/13/2025	(12,570)
USD	1,185,080	CZK	25,020,000	Royal Bank of Canada	11/13/2025	(22,757)
USD	1,242,093	CZK	26,054,000	Royal Bank of Canada	11/13/2025	(15,659)
USD	1,038,467	CZK	21,910,000	State Street Bank & Trust Co	11/13/2025	(19,234)
USD	1,175,402	EUR	995,000	BNP Paribas SA	11/13/2025	4,203
USD	1,156,482	EUR	986,000	State Street Bank & Trust Co	11/13/2025	(4,123)
USD	1,736,168	HUF	596,168,000	Bank of America NA	11/13/2025	(53,679)
USD	1,096,813	HUF	376,783,000	Canadian Imperial Bank of Commerce	11/13/2025	(34,385)
USD	1,497,821	HUF	509,859,000	State Street Bank & Trust Co	11/13/2025	(32,904)
USD	1,745,568	IDR	28,714,600,000	Royal Bank of Canada	11/13/2025	23,152
USD	838,869	IDR	13,881,600,000	State Street Bank & Trust Co	11/13/2025	6,195
USD	1,116,751	INR	99,335,000	Bank of America NA	11/13/2025	1,316
USD	2,033,912	INR	180,467,000	Citibank NA	11/13/2025	7,444
USD	1,079,885	INR	96,126,000	Goldman Sachs Bank USA	11/13/2025	484
USD	3,567,058	INR	315,756,000	State Street Bank & Trust Co	11/13/2025	21,427
USD	1,154,257	KRW	1,589,700,000	Bank of America NA	11/13/2025	19,972
USD	1,170,844	KRW	1,620,800,000	Citibank NA	11/13/2025	14,370
USD	1,146,223	KRW	1,576,400,000	Citibank NA	11/13/2025	21,428
USD	1,159,685	KRW	1,598,800,000	Goldman Sachs Bank USA	11/13/2025	18,908
USD	1,171,697	KRW	1,622,800,000	Goldman Sachs Bank USA	11/13/2025	13,795
USD	1,136,799	KRW	1,578,900,000	Royal Bank of Canada	11/13/2025	10,221
USD	2,346,836	MXN	43,038,886	Goldman Sachs Bank USA	10/2/2025	(3,282)
USD	1,208,658	MXN	22,695,000	Bank of America NA	11/13/2025	(24,849)
USD	811,501	MXN	15,447,000	Bank of America NA	11/13/2025	(28,067)
USD	2,179,709	MXN	41,103,000	HSBC Bank USA NA	11/13/2025	(54,301)
USD	1,515,065	MXN	28,956,000	JPMorgan Chase Bank NA	11/13/2025	(58,737)
USD	1,546,505	MXN	28,867,000	JPMorgan Chase Bank NA	11/13/2025	(22,460)
USD	888,228	MYR	3,735,000	Goldman Sachs Bank USA	11/13/2025	(755)
USD	999,525	MYR	4,207,000	Goldman Sachs Bank USA	11/13/2025	(1,801)
USD	1,617,202	MYR	6,844,000	Goldman Sachs Bank USA	11/13/2025	(11,767)
USD	1,630,082	PEN	5,733,000	BNP Paribas SA	11/13/2025	(19,261)
USD	727,974	PLN	2,618,000	Bank of America NA	11/13/2025	8,129
USD	1,107,942	PLN	4,071,000	Bank of America NA	11/13/2025	(11,420)
USD	1,130,187	PLN	4,093,000	JPMorgan Chase Bank NA	11/13/2025	4,777
USD	649,987	RON	2,817,000	Goldman Sachs Bank USA	11/13/2025	925
USD	667,906	RON	2,925,000	Goldman Sachs Bank USA	11/13/2025	(6,041)
USD	579,506	THB	18,447,000	JPMorgan Chase Bank NA	11/13/2025	8,973
USD	784,905	ZAR	13,830,000	Bank of America NA	11/13/2025	(13,471)
USD	1,375,496	ZAR	24,018,000	Bank of America NA	11/13/2025	(11,013)
ZAR	61,256,000	USD	3,403,955	BNP Paribas SA	11/13/2025	132,225
ZAR	18,580,000	USD	1,051,625	Royal Bank of Canada	11/13/2025	20,959

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						(469,801)
Unrealized Appreciation						990,630
Unrealized Depreciation						(1,460,431)

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(4)		Value ($)	Upfront Premium Received/ (Paid) ($)(2)	Unrealized Appreciation/ (Depreciation) ($)
7.49%	Quarterly	3M JIBAR(3)	Quarterly	CME	6/13/2030	ZAR	1,000,000	1,207	0	1,207

(1)Swaps with CME Group (CME) are centrally cleared swaps.

(2)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(3)Represents floating rate.

(4)Notional amount is stated in U.S. Dollars unless otherwise noted.

Currency Abbreviations
BRL	-	Brazilian Real
CLP	-	Chilean Peso
CNY	-	Chinese (Peoples Rep) Yuan
COP	-	Colombian Peso
CZK	-	Czech Koruna
DOP	-	Dominican Republic Peso
EGP	-	Egyptian Pound
EUR	-	European Monetary Unit (Euro)
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
INR	-	Indian Rupee
KRW	-	Korean Won
KZT	-	Kazakhstan Tenge
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
PEN	-	Peruvian New Sol
PLN	-	Polish Zloty
RON	-	Romanian Leu
THB	-	Thai Baht
TRY	-	New Turkish Lira
USD	-	United States Dollar
UYU	-	Uruguay Peso
UZS	-	Uzbekistan Sum
ZAR	-	South African Rand

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Zero coupon bond which is issued at a discount.
(c)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $20,908,143 or 4.5% of net assets.

(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,601,884 or 1.4% of net assets.

(e)	Includes $2,044 of cash collateral segregated to cover margin requirements for centrally cleared swaps.
(f)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(g)	Security or a portion of the security has been segregated as collateral for over the counter (OTC) derivatives. At period end, the value of securities pledged amounts to $756,353.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	39,243,522	149,918,074	143,518,970	757,896	42	-	45,642,668	45,633,541	0.1%
Total	39,243,522	149,918,074	143,518,970	757,896	42	-	45,642,668

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations, Foreign Government and Government Agency Obligations and Non-Convertible Corporate Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Foreign Exchange Risk - Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Forward Foreign Currency Contracts: Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into.

The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Interest Rate Swaps: Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Credit Risk
The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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